Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Shareholders' Equity
NOTE 10:- SHAREHOLDERS’ EQUITY

a.	Composition of share capital:

	December 31,
	2020		2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares		Number of Shares
Ordinary Shares of no-par value (1)	179,872,754	16,948,226	107,265,966	15,855,287

(1)
Ordinary Shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company, after the distribution of the Company’s Preferred Shares liquidation preference (for further information see Note 9).

b.	On January 18, 2016, upon inception, the Company issued to certain shareholders 17,559,663 Ordinary Shares of no-par value, for no consideration.

c.	On February 17, 2021, the Company effected a one-for-1.138974 reverse share split of ordinary shares and preferred shares (for further information see Note 16a).